Recent Authoritative Guidance (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Accounting Standards Update 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
CECL adoption	$ 71	$ 71